Customers and Other Financing and Non-Financing Accounts Receivable - Summary of Accounts Receivable and Other Receivables (Detail) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and Other Receivables [Line Items]
Total customers, net	$ 126,733,175	$ 111,394,431
Domestic customers
Trade and Other Receivables [Line Items]
Total customers, net	86,225,287	79,069,658
Export customers
Trade and Other Receivables [Line Items]
Total customers, net	$ 40,507,888	$ 32,324,773